Summary of Significant Accounting Policies - Collaborative Agreements (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Income (loss) from collaborative agreements	$ 1.4	$ (0.2)